Restricted Net Assets	12 Months Ended
Dec. 31, 2012
Restricted Net Assets
Restricted Net Assets

12.  Restricted Net Assets

Pursuant to laws applicable to entities incorporated in the PRC, the subsidiaries of the Group in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year end) until the accumulative amount of such reserve fund reaches 50% of their registered capital; the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. The amounts of reserve funds as of December 31, 2011 and 2012 were RMB36,390 and RMB48,673 ($7.8 million), respectively. In addition, due to restrictions on the distribution of share capital from the Group’s PRC subsidiaries, the PRC subsidiaries share capital of RMB603,466 ($96.9 million) at December 31, 2012 is also considered restricted and not available for distribution to the Company by its PRC subsidiaries in the form of dividends, loans or advances.